OTHER LONG TERM LIABILITIES	12 Months Ended
Feb. 29, 2016
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

12. OTHER LONG TERM LIABILITIES

        Other long term liabilities are apportioned as follows:

	February 29, 2016	February 28, 2015
Warranty accrual	275	343
Deferred revenue	498	578
Termination fee	—	156
Capital lease obligation	—	62

Total other long term liabilities	773	1,139